Newbuildings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying Value of New Buildings [Roll Forward]
Opening balance	$ 361.8	$ 642.7
Additions	302.0	971.4
Capitalized interest	18.5	23.4
Transfers to jack-up rigs	(420.9)	(1,275.7)
Total newbuildings	261.4	361.8
Rigs Delivered, Final Installment and Related Financing [Abstract]
First installment	113.4	590.8
Onerous contract allocated	0.0	(77.2)
Final installment	300.0	754.0
Capitalized cost	7.5	8.1
Transferrers to jack-up rigs	$ 420.9	$ 1,275.7
Njord [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date	Jan. 31, 2019
Delivery financing	$ 87.0
Shipyard	PPL
First installment	$ 55.8
Onerous contract allocated	0.0
Final installment	87.0
Capitalized cost	2.7
Transferrers to jack-up rigs	$ 145.5
Thor [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date	May 31, 2019
Delivery financing	$ 120.0
Shipyard	Keppel
Onerous contract allocated	$ 0.0
Final installment	122.1
Capitalized cost	0.0
Transferrers to jack-up rigs	$ 122.1
Hermod [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date	Dec. 31, 2019
Delivery financing	$ 90.9
Shipyard	Keppel
First installment	$ 57.6
Onerous contract allocated	0.0
Final installment	90.9
Capitalized cost	4.8
Transferrers to jack-up rigs	$ 153.3
Saga [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date		Jan. 31, 2018
Delivery financing		$ 0.0
Shipyard		Keppel
First installment		$ 100.1
Onerous contract allocated		(38.0)
Final installment		72.5	$ 72.5
Capitalized cost		0.3
Transferrers to jack-up rigs		$ 134.9
Gerd [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date		Jan. 31, 2018
Delivery financing		$ 87.0
Shipyard		PPL
First installment		$ 55.8
Onerous contract allocated		0.0
Final installment		87.0
Capitalized cost		0.3
Transferrers to jack-up rigs		$ 143.1
Gersemi [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date		Feb. 28, 2018
Delivery financing		$ 87.0
Shipyard		PPL
First installment		$ 55.8
Onerous contract allocated		0.0
Final installment		87.0
Capitalized cost		0.4
Transferrers to jack-up rigs		$ 143.2
Grid [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date		Apr. 30, 2018
Delivery financing		$ 87.0
Shipyard		PPL
First installment		$ 55.8
Onerous contract allocated		0.0
Final installment		87.0
Capitalized cost		0.4
Transferrers to jack-up rigs		$ 143.2
Gunnlod [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date		Jun. 30, 2018
Delivery financing		$ 87.0
Shipyard		PPL
First installment		$ 55.8
Onerous contract allocated		0.0
Final installment		87.0
Capitalized cost		1.5
Transferrers to jack-up rigs		$ 144.3
Skald [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date		Jun. 30, 2018
Delivery financing		$ 0.0
Shipyard		Keppel
First installment		$ 100.1
Onerous contract allocated		(39.2)
Final installment		72.5
Capitalized cost		0.7
Transferrers to jack-up rigs		$ 134.1
Groa [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date		Jul. 31, 2018
Delivery financing		$ 87.0
Shipyard		PPL
First installment		$ 55.8
Onerous contract allocated		0.0
Final installment		87.0
Capitalized cost		1.3
Transferrers to jack-up rigs		$ 144.1
Gyme [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date		Sep. 30, 2018
Delivery financing		$ 87.0
Shipyard		PPL
First installment		$ 55.8
Onerous contract allocated		0.0
Final installment		87.0
Capitalized cost		1.4
Transferrers to jack-up rigs		$ 144.2
Natt [Member]
Rigs Delivered, Final Installment and Related Financing [Abstract]
Delivery date		Oct. 31, 2018
Delivery financing		$ 87.0
Shipyard		PPL
First installment		$ 55.8
Onerous contract allocated		0.0
Final installment		87.0
Capitalized cost		1.8
Transferrers to jack-up rigs		$ 144.6